Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Intangible assets, net
Cost			¥ 1,651,491		¥ 1,647,445
Accumulated amortization (Note a)			(1,281,476)		(1,293,228)
Impairment			(16,907)		(16,907)
Net amount	$ 48,452		353,108		337,310
Amortization expenses for intangible assets	$ 2,263	¥ 15,757	47,842	¥ 340,816
Expected amortization expenses
2019					1,162
2020					274
2021					95
2022					1
2023					0
Domain names
Intangible assets, net
Cost			15,040		14,396
Accumulated amortization (Note a)			(15,040)		(14,396)
Customer relationships
Intangible assets, net
Cost			313,303		313,303
Accumulated amortization (Note a)			(299,317)		(313,303)
Net amount			13,986
Trademarks
Intangible assets, net
Cost			888,538		888,480
Accumulated amortization (Note a)			(885,674)		(886,948)
Net amount			2,864		1,532
Non-compete agreement
Intangible assets, net
Cost			70,127		70,127
Accumulated amortization (Note a)			(70,127)		(70,127)
Estimated economic life	3 years	3 years
Payment license
Intangible assets, net
Cost			319,660		319,660
Net amount			319,660		319,660
Estimated economic life	5 years	5 years
Others
Intangible assets, net
Cost			44,823		41,479
Accumulated amortization (Note a)			(11,318)		(8,454)
Impairment			(16,907)		(16,907)
Net amount			¥ 16,598		¥ 16,118